Financial Costs and Loss/(Gain) on Derivatives (Tables)	6 Months Ended
Jun. 30, 2018
Financial Costs and Loss/(Gain) on Derivatives
Schedule of financial costs

	For the three months ended		For the six months ended
	June 30, 2017	June 30, 2018	June 30, 2017	June 30, 2018
Amortization and write-off of deferred loan issuance costs	1,698	1,338	3,321	3,703
Interest expense on loans	12,973	13,326	25,209	26,109
Commitment fees	122	135	360	268
Other financial costs including bank commissions	99	147	176	213

Total financial costs	14,892	14,946	29,066	30,293

Schedule of analysis of loss/(gain) on derivatives

	For the three months ended		For the six months ended
	June 30, 2017	June 30, 2018	June 30, 2017	June 30, 2018
Unrealized loss/(gain) on derivatives held for trading (Note 8)	1,857	(1,001)	1,209	(7,371)
Realized loss/(gain) on interest rate swaps held for trading	479	(587)	1,104	(544)

Total loss/(gain) on derivatives	2,336	(1,588)	2,313	(7,915)